Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net (loss) income	$ (61)	$ 54	$ 183
Adjustments:
Depreciation and amortization	324	324	258
Interest expense	138	144	41
Income tax expense	39	5	67
Share-based compensation	32	21	25
Changes in business combination-related provisions	(60)	(20)	0
Change in market value of derivatives and other	(7)	2	2
Net change in non-cash operating working capital	166	43	(26)
Share-based compensation payments	0	(2)	(19)
Income taxes paid, net	(54)	(73)	(94)
Cash provided by operating activities	517	498	437
INVESTING ACTIVITIES
Cash payments for capital assets	(105)	(89)	(105)
Cash receipts (payments) for other assets	1	0	(13)
Cash payments for acquisitions, net of cash acquired	(3)	(852)	(1)
Cash used in investing activities	(107)	(941)	(119)
FINANCING ACTIVITIES
Shares issued	3	4	3
Withholding taxes paid related to net share settlement of equity awards	(4)	(4)	(1)
Long-term debt issued	295	1,161	411
Repayment of long-term debt	(563)	(613)	(682)
Debt issuance costs	0	0	(8)
Interest paid on credit facilities	(92)	(105)	(23)
Cash (used in) provided by financing activities	(361)	443	(300)
Effect of exchange rate changes on cash and cash equivalents	(2)	2	(8)
CASH POSITION
Increase in cash and cash equivalents	47	2	10
Cash and cash equivalents, beginning of year	127	125	115
Cash and cash equivalents, end of year	$ 174	$ 127	$ 125